Debentures (Details) - BRL (R$) R$ in Thousands						12 Months Ended
	Dec. 28, 2023	Oct. 13, 2023	Oct. 02, 2023	May 14, 2023	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debentures (Details) [Line Items]
Non-convertible debentures, issued (in Shares)				61,000
Single series unit value				R$ 1
Interest accrues rate				10.60%
Transaction cost						R$ 2,264
Revenue percentage					7.10%	20.00%
Total principal payments						R$ 7,417
Payment issued	R$ 2,435	R$ 2,491	R$ 2,491
Total capital stock percentage						10.00%
Percentage of initial investors						5.00%
Debentures issuance (in Shares)						250,000
Total equity percentage						1.16%
Fair value of the exposure premium						R$ 1,835	R$ 841
Bottom of range [Member]
Debentures (Details) [Line Items]
Debentures issued (in Shares)						58,000
Top of range [Member]
Debentures (Details) [Line Items]
Debentures issued (in Shares)						250,000